Stock-based Compensation - Compensation Cost Recognized for Stock Options and Restricted Stock Awards (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total compensation cost for share-based payment arrangement, Net of tax	$ 0	$ 0